Dividend - Additional Information (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [abstract]
Dividends paid	₩ 269,766	₩ 269,659	₩ 245,097
Dividends paid per share	₩ 1,100	₩ 1,100	₩ 1,000
Dividends declared	₩ 326,487
Dividends declared per share	₩ 1,350